UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-PX


                                    FORM N-PX

                     Annual Report of Proxy voting Record of
                    Registered Management Investment Company


Investment Company Act file number  811-07585
                                    --------------------------------------------

IPC FUNDS
--------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

C/O FROST BROWN TODD LLC,
2200 PNC CENTER, 201 E. 5TH ST.,
CINCINNATI OH  45202-4182
--------------------------------------------------------------------------------
(Address of principal executive offices)(Zip code)

ROBERT C. THURMOND, 4855 GEDNEY VIEW, CLINTON WA  98236
--------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number,    Registrant no longer maintains a telephone
including area code:              number. To contact registrant, please call
                                  Karen M. McLaughlin of Frost Brown Todd LLC
                                  at 513.651.6800.
                                  ----------------------------------------------

Date of fiscal year end:   JUNE 30
                           -----------------------------------------------------

Date of reporting period:  JUNE 30, 2005
                           -----------------------------------------------------



        Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

        A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  PROXY VOTING RECORD

IPC FUNDS--WWW INTERNET FUND SERIES
.....................................................................................................................................
NAME OF ISSUER          TICKER  CUSIP       SHAREHOLDER   MATTER(S)                  PROPOSED BY    WHETHER    HOW FUND  WHETHER
                        SYMBOL              MEETING DATE                             ISSUER (I) OR  FUND VOTED VOTED     FUND VOTED
                                                                                     SECURITY       (Y=YES)              FOR (F)
                                                                                     HOLDER (S)     (N=NO)               OR AGAINST
                                                                                                                         (A)
                                                                                                                         MANAGEMENT
.....................................................................................................................................
.....................................................................................................................................
Charter Communications  CHTR    16117M107   07/27/04      Director Nominee           I              Y          Yes         F
.....................................................................................................................................
.....................................................................................................................................
Charter Communications  CHTR    16117M107   07/27/04      Appointment Accounting
                                                          Firm                       I              Y          Yes         F
.....................................................................................................................................
.....................................................................................................................................
Electronic Arts         ERTS    285512109   07/29/04      Board of Directors         I              Y          Yes         F
.....................................................................................................................................
.....................................................................................................................................
Electronic Arts         ERTS    285512109   07/29/04      Amendment Equity
                                                          Incentive Plan             I              Y          Yes         F
.....................................................................................................................................
.....................................................................................................................................
Electronic Arts         ERTS    285512109   07/29/04      Amendment Employee
                                                          Stock Purchase Plan        I              Y          Yes         F
.....................................................................................................................................
.....................................................................................................................................
Electronic Arts         ERTS    285512109   07/29/04      Consolidate Common
                                                          Stock                      I              Y          Yes         F
.....................................................................................................................................
.....................................................................................................................................
Electronic Arts         ERTS    285512109   07/29/04      Increase Authorized
                                                          Number Shares              I              Y          Yes         F
.....................................................................................................................................
.....................................................................................................................................
Red Hat, Inc.           RHAT    756577102   09/21/04      Board of Directors         I              Y          Yes         F
.....................................................................................................................................
.....................................................................................................................................
Red Hat, Inc.           RHAT    756577102   09/21/04      Auditors                   I              Y          Yes         F
.....................................................................................................................................
.....................................................................................................................................
Red Hat, Inc.           RHAT    756577102   09/21/04      2004 Long-Term
                                                          Incentive Plan             I              Y          Yes         F
.....................................................................................................................................

IPC FUNDS--GROWTH FLEX FUND SERIES
.....................................................................................................................................
NAME OF ISSUER          TICKER  CUSIP       SHAREHOLDER   MATTER(S)                  PROPOSED BY    WHETHER    HOW FUND   WHETHER
                        SYMBOL              MEETING DATE                             ISSUER (I) OR  FUND VOTED VOTED      FUND VOTED
                                                                                     SECURITY       (Y=YES)               FOR (F)
                                                                                     HOLDER (S)     (N=NO)                OR AGAINST
                                                                                                                          (A)
                                                                                                                          MANAGEMENT
.....................................................................................................................................
.....................................................................................................................................
Dell Inc.               DELL    24702R101   07/16/04      Board of Directors         I              Y          Yes         F
.....................................................................................................................................
.....................................................................................................................................
Dell Inc.               DELL    24702R101   07/16/04      Auditors                   I              Y          Yes         F
.....................................................................................................................................
.....................................................................................................................................
Dell Inc.               DELL    24702R101   07/16/04      Expensing Stock
                                                          Options                    S              Y          Yes         A
.....................................................................................................................................
.....................................................................................................................................
Charter Communications  CHTR    16117M107   07/27/04      Director Nominee           I              Y          Yes         F
.....................................................................................................................................
.....................................................................................................................................
Charter Communications  CHTR    16117M107   07/27/04      Appointment Accounting
                                                          Firm                       I              Y          Yes         F
.....................................................................................................................................
.....................................................................................................................................
Proctor & Gamble        PG      742718109   10/12/04      Board of Directors         I              Y          Yes         F
.....................................................................................................................................
.....................................................................................................................................
Proctor & Gamble        PG      742718109   10/12/04      Appointment Accounting
                                                          Firm                       I              Y          Yes         F
.....................................................................................................................................
.....................................................................................................................................
Proctor & Gamble        PG      742718109   10/12/04      Increase Authorized
                                                          Number Shares              I              Y          Yes         F
.....................................................................................................................................
.....................................................................................................................................
Proctor & Gamble        PG      742718109   10/12/04      Annual Election of
                                                          Directors                  I              Y          No          F
.....................................................................................................................................
.....................................................................................................................................
Proctor & Gamble        PG      742718109   10/12/04      In-Home Pet Nutrition
                                                          Studies                    S              Y          No          F
.....................................................................................................................................


                                   SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



(Registrant) IPC FUNDS



By (Signature and Title)*  /S/ ROBERT C. THURMOND
                           -----------------------------------------------------
                          Robert C. Thurmond,
                          Trustee and Chairman of the Audit Committee


Date      AUGUST 29, 2005
          ----------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.